OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
OTHER CURRENT LIABILITIES [Abstract]
Other Current Liabilities
All figures in USD ‘000	2022	2021
Accrued Expenses	6,472	4,000
Other Liabilities	1,821	1,804
Deferred Revenues	6,146	2,757
Total as of December 31,	14,439	8,561